                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-58234



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

                 POLARIS PLATINUM II VARIABLE ANNUITY PROSPECTUS
             POLARIS II PLATINUM SERIES VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 1, 2008

--------------------------------------------------------------------------------

The following replaces "Death Benefits" in the "Appendix E -- State Contract Availability and/or Variations of Certain Features and Benefits" section of the prospectus:

PROSPECTUS PROVISION      AVAILABILITY OR VARIATION                           STATE
Death Benefits            The EstatePlus death benefit is not available.      Washington
                          If the contract is issued on or after your
                          83rd birthday but before your 86th birthday,
                          the death benefit is the greater of: 1)
                          Contract Value; or 2) Net Purchase Payments.



Dated: May 22, 2008


                Please keep this Supplement with your Prospectus.


                                  Page 1 of 1